UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
7/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (23.7%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (23.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, TBA, 8/1/47			$2,000,000	$2,145,000
3.50%, 8/1/43			688,608	715,775
3.00%, 3/1/43			637,096	642,369

Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38			598,273	664,533
5.50%, TBA, 9/1/47			2,000,000	2,212,835
5.50%, TBA, 8/1/47			2,000,000	2,214,397
4.50%, TBA, 9/1/47			6,000,000	6,435,235
4.50%, TBA, 8/1/47			6,000,000	6,441,563
4.00%, TBA, 9/1/47			3,000,000	3,153,867
4.00%, TBA, 8/1/47			3,000,000	3,158,672
3.50%, with due dates from 7/1/43 to 6/1/56			1,656,107	1,712,083
3.50%, TBA, 9/1/47			43,000,000	44,199,296
3.50%, TBA, 8/1/47			56,000,000	57,653,747
3.00%, TBA, 9/1/47			23,000,000	23,003,593
3.00%, TBA, 8/1/47			36,000,000	36,059,062
2.50%, TBA, 9/1/47			15,000,000	14,482,032
2.50%, TBA, 8/1/47			15,000,000	14,499,609

				219,393,668

Total U.S. government and agency mortgage obligations (cost $218,599,222)				$219,393,668

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 0.125%, 04/15/18(i)			$120,680	$120,384

U.S. Treasury Notes
1.250%, 12/15/18(i)			153,000	153,138
1.125%, 09/30/21(i)			138,000	135,150

Total U.S. treasury obligations (cost $408,672)				$408,672

COMMON STOCKS (13.5%)(a)
			Shares	Value

Basic materials (1.3%)

Anhui Conch Cement Co., Ltd. (China)			341,500	$1,263,552

China Lesso Group Holdings, Ltd. (China)			1,224,000	863,451

China Railway Construction Corp., Ltd. (China)			1,124,500	1,485,743

Lotte Chemical Corp. (South Korea)			5,610	1,849,864

PTT Global Chemical PCL (Thailand)			1,000,500	2,172,288

Sappi, Ltd. (South Africa)			186,930	1,238,422

Siam Cement PCL (The) (Thailand)			132,250	2,010,984

Sinopec Shanghai Petrochemical Co., Ltd. (China)			2,474,000	1,406,330

				12,290,634
Capital goods (0.3%)

China Railway Group, Ltd. (China)			1,889,000	1,504,274

United Tractors Tbk PT (Indonesia)			684,600	1,546,567

				3,050,841
Communication services (2.2%)

China Mobile, Ltd. (China)			43,000	461,060

DISH Network Corp. Class A(NON)			169,679	10,864,546

LG Uplus Corp. (South Korea)			159,840	2,378,210

SK Telecom Co., Ltd. (South Korea)			8,811	2,188,873

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			7,094,000	2,497,062

Telkom SA SOC, Ltd. (South Africa)			341,474	1,685,508

				20,075,259
Consumer cyclicals (1.3%)

China Dongxiang Group Co., Ltd. (China)			1,528,000	283,659

Ford Otomotiv Sanayi AS (Turkey)			46,991	600,848

Genting Bhd (Malaysia)			537,900	1,221,158

Great Wall Motor Co., Ltd. (China)			795,000	1,019,857

Itausa - Investimentos Itau SA (Preference) (Brazil)			35,500	105,304

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)			262,346	527,566

KOC Holding AS (Turkey)			257,638	1,199,116

Naspers, Ltd. Class N (South Africa)			1,158	255,566

Pou Chen Corp. (Taiwan)			770,000	1,040,420

President Chain Store Corp. (Taiwan)			88,000	746,071

Qualicorp SA (Brazil)			212,300	2,233,053

Smiles SA (Brazil)			111,200	2,321,102

				11,553,720
Consumer staples (0.6%)

Gruma SAB de CV Class B (Mexico)			148,214	2,043,567

Hanwha Corp. (South Korea)			35,205	1,539,953

Indofood Sukses Makmur Tbk PT (Indonesia)			2,178,400	1,369,266

				4,952,786
Energy (0.2%)

SK Innovation Co., Ltd. (South Korea)			10,242	1,615,400

Vantage Drilling International (Units)(NON)			1,527	267,225

				1,882,625
Financials (3.8%)

Agricultural Bank of China, Ltd. (China)(NON)			4,944,000	2,310,340

Banco do Brasil SA (Brazil)			119,400	1,098,908

Bank Negara Indonesia Persero Tbk PT (Indonesia)			2,771,900	1,549,884

Bank of China, Ltd. (China)(NON)			2,731,000	1,346,130

Bank of Communications Co., Ltd. (China)			2,199,000	1,630,078

Chailease Holding Co., Ltd. (Taiwan)			59,000	169,601

China Cinda Asset Management Co., Ltd. (China)			3,618,000	1,505,416

China Construction Bank Corp. (China)			3,681,000	3,063,259

China Huarong Asset Management Co., Ltd. (China)(NON)			534,000	218,774

Chongqing Rural Commercial Bank Co., Ltd. (China)			1,377,000	1,015,456

CIFI Holdings Group Co., Ltd. (China)			780,000	444,385

Fubon Financial Holding Co., Ltd. (Taiwan)			1,189,000	1,846,769

Guangzhou R&F Properties Co., Ltd. (China)			1,136,800	2,031,767

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			16,909	686,000

Industrial & Commercial Bank of China, Ltd. (China)			4,996,000	3,498,761

Industrial Bank of Korea (South Korea)			176,369	2,435,013

Itau Unibanco Holding SA ADR (Preference) (Brazil)			93,341	1,111,691

KB Financial Group, Inc. (South Korea)			3,389	179,891

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			356,049	438,799

MRV Engenharia e Participacoes SA (Brazil)			226,097	1,039,001

Old Mutual PLC (South Africa)			756,175	1,960,476

People's Insurance Co. Group of China, Ltd. (China)			2,868,000	1,336,549

Shinhan Financial Group Co., Ltd. (South Korea)			21,638	1,028,678

Turkiye Garanti Bankasi AS (Turkey)			437,269	1,309,564

Turkiye Halk Bankasi AS (Turkey)			87,759	376,286

Turkiye Is Bankasi Class C (Turkey)			590,527	1,270,203

				34,901,679
Health care (0.2%)

Richter Gedeon Nyrt (Hungary)			80,612	2,063,582

				2,063,582
Technology (2.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			13,075	2,025,971

AU Optronics Corp. (Taiwan)			378,000	152,725

Hon Hai Precision Industry Co., Ltd. (Taiwan)			1,077,500	4,192,885

NetEase, Inc. ADR (China)			2,117	658,980

Radiant Opto-Electronics Corp. (Taiwan)			258,000	613,482

Samsung Electronics Co., Ltd. (South Korea)			4,278	9,213,154

SK Hynix, Inc. (South Korea)			26,593	1,568,418

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)(S)			76,762	2,760,362

Tencent Holdings, Ltd. (China)			92,000	3,691,402

Tripod Technology Corp. (Taiwan)			188,000	613,893

YY, Inc. ADR (China)(NON)			20,878	1,492,777

				26,984,049
Transportation (0.2%)

Aeroflot - Russian Airlines PJSC (Russia)			86,823	291,088

AirAsia Bhd (Malaysia)			1,008,500	760,821

MISC Bhd (Malaysia)			503,400	868,884

				1,920,793
Utilities and power (0.5%)

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)			207,800	2,235,698

Korea Electric Power Corp. (South Korea)			5,193	206,736

Tenaga Nasional Bhd (Malaysia)			692,400	2,283,473

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)			11,847	12,439

				4,738,346

Total common stocks (cost $99,563,853)				$124,414,314

MORTGAGE-BACKED SECURITIES (9.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (5.8%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 13.813%, 6/15/34			$74,449	$89,575
IFB Ser. 3747, Class SA, IO, 5.274%, 10/15/40			1,231,857	213,712
IFB Ser. 4073, Class AS, IO, 4.824%, 8/15/38			3,415,702	292,699
IFB Ser. 3852, Class NT, 4.774%, 5/15/41			1,399,902	1,423,200
Ser. 4601, Class PI, IO, 4.50%, 12/15/45			1,426,816	242,416
Ser. 4322, Class ID, IO, 4.50%, 5/15/43			3,831,796	602,381
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			794,751	154,341
Ser. 4568, Class MI, IO, 4.00%, 4/15/46			2,901,126	471,433
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			2,632,180	389,826
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			2,674,324	410,776
Ser. 4462, IO, 4.00%, 4/15/45			1,084,775	211,781
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			2,434,928	474,081
Ser. 4389, Class IA, IO, 4.00%, 9/15/44			2,317,799	363,894
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			2,268,920	253,665
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			1,752,814	274,891
Ser. 4121, Class MI, IO, 4.00%, 10/15/42			1,174,018	225,998
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			2,030,751	394,195
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			638,528	82,945
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			3,667,662	597,572
Ser. 4501, Class BI, IO, 3.50%, 10/15/43			2,980,111	415,725
Ser. 303, Class C18, IO, 3.50%, 1/15/43			1,624,637	302,163
Ser. 4121, Class AI, IO, 3.50%, 10/15/42			2,980,133	566,730
Ser. 4136, Class IW, IO, 3.50%, 10/15/42			1,854,580	245,008
Ser. 4097, Class PI, IO, 3.50%, 11/15/40			1,997,712	260,053
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			1,466,738	187,009
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			3,351,426	350,861
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			1,314,708	124,634
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			2,181,043	216,964
FRB Ser. 8, Class A9, IO, 0.441%, 11/15/28			153,985	2,117
FRB Ser. 59, Class 1AX, IO, 0.272%, 10/25/43			406,960	3,990
Ser. 48, Class A2, IO, 0.212%, 7/25/33			616,388	4,527
Ser. 315, PO, zero %, 9/15/43			2,415,385	1,948,078
Ser. 3206, Class EO, PO, zero %, 8/15/36			24,301	21,432
Ser. 3175, Class MO, PO, zero %, 6/15/36			20,731	17,469

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 21.339%, 5/25/35			46,355	64,932
IFB Ser. 11-4, Class CS, 10.436%, 5/25/40			478,887	552,884
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			2,149,686	510,307
Ser. 397, Class 2, IO, 5.00%, 9/25/39			18,110	3,758
IFB Ser. 12-68, Class BS, IO, 4.768%, 7/25/42			4,324,356	745,623
Ser. 421, Class C6, IO, 4.00%, 5/25/45			2,269,197	468,217
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44			1,574,617	266,312
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			2,575,506	471,833
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			1,015,236	144,065
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			1,994,246	275,867
Ser. 16-98, Class QI, IO, 3.50%, 2/25/46			3,023,620	455,327
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			1,190,651	120,702
Ser. 14-10, IO, 3.50%, 8/25/42			1,010,656	150,753
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			1,256,939	143,708
Ser. 14-76, IO, 3.50%, 11/25/39			3,099,009	315,663
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33			1,876,766	266,104
Ser. 12-129, Class IJ, IO, 3.50%, 12/25/32			768,969	118,229
Ser. 16-50, Class PI, IO, 3.00%, 8/25/46			3,052,918	450,000
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			1,411,365	152,851
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			2,689,685	246,241
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42			2,546,870	262,965
Ser. 6, Class BI, IO, 3.00%, 12/25/42			2,026,919	143,506
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,067,771	165,835
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			3,540,250	233,090
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			2,906,936	210,279
Ser. 98-W2, Class X, IO, 0.059%, 6/25/28			985,138	48,025
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28			303,032	14,773

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			2,197,059	420,627
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45			1,705,021	349,529
Ser. 14-182, Class KI, IO, 5.00%, 10/20/44			1,934,066	402,963
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			2,054,767	432,939
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			984,955	202,093
Ser. 14-76, IO, 5.00%, 5/20/44			2,055,425	437,542
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			1,190,684	221,570
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44			2,767,040	608,594
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			761,546	162,147
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			49,079	3,736
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			421,843	89,494
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			520,444	109,402
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			2,218,165	472,265
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			1,371,172	290,524
IFB Ser. 13-129, Class SN, IO, 4.922%, 9/20/43			433,636	68,671
IFB Ser. 13-99, Class VS, IO, 4.874%, 7/16/43			510,766	82,463
IFB Ser. 16-77, Class SC, IO, 4.872%, 10/20/45			1,730,213	352,419
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			3,288,337	640,443
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45			1,425,810	319,310
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			42,299	5,509
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			979,385	193,184
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			494,005	99,823
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			626,066	120,563
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			457,968	91,405
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			1,565,536	341,323
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			531,417	21,284
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			4,992,477	845,975
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			1,145,487	199,967
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45			981,466	182,454
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45			3,839,508	683,485
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			2,156,877	466,052
Ser. 15-40, IO, 4.00%, 3/20/45			745,435	157,382
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			843,053	134,646
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42			4,149,706	823,783
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,292,960	223,760
Ser. 14-104, IO, 4.00%, 3/20/42			2,320,940	408,509
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			878,283	138,066
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41			4,536,989	659,778
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40			2,014,698	317,537
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			2,501,067	249,581
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45			1,748,982	243,808
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			2,776,524	407,038
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45			2,333,344	320,835
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			3,061,707	545,054
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			1,039,919	210,971
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			1,220,920	189,937
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,033,038	107,764
Ser. 13-76, IO, 3.50%, 5/20/43			844,520	136,677
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			2,186,553	328,420
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			1,512,454	209,914
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			909,279	141,575
Ser. 12-145, IO, 3.50%, 12/20/42			1,158,625	201,869
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			435,106	67,763
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			3,425,186	653,183
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			860,649	112,711
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			2,003,535	232,751
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			1,329,674	155,971
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			655,076	46,856
Ser. 12-51, Class GI, IO, 3.50%, 7/20/40			2,948,585	357,516
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			1,678,319	96,957
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			2,385,041	309,276
Ser. 183, Class AI, IO, 3.50%, 10/20/39			2,015,474	223,017
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39			1,655,935	238,041
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39			3,156,165	299,096
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			2,929,663	293,848
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			3,440,559	314,811
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			5,352,233	485,126
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			3,845,090	471,308
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			1,536,915	183,017
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			1,553,405	140,474
FRB Ser. 16-H16, Class DI, IO, 2.753%, 6/20/66			1,683,236	209,352
Ser. 15-H22, Class GI, IO, 2.575%, 9/20/65			4,954,054	630,156
Ser. 16-H04, Class HI, IO, 2.362%, 7/20/65			2,578,456	267,644
Ser. 17-H02, Class BI, IO, 2.321%, 1/20/67			2,158,130	287,312
FRB Ser. 15-H16, Class XI, IO, 2.287%, 7/20/65			4,030,984	427,687
Ser. 15-H09, Class AI, IO, 2.184%, 4/20/65			5,301,693	497,299
Ser. 16-H03, Class AI, IO, 2.156%, 1/20/66			6,953,318	721,407
Ser. 17-H11, Class NI, IO, 2.153%, 5/20/67			3,531,268	468,599
Ser. 16-H11, Class HI, IO, 2.081%, 1/20/66			2,734,508	293,960
Ser. 15-H24, Class HI, IO, 2.032%, 9/20/65			9,638,044	759,478
Ser. 16-H02, Class BI, IO, 2.023%, 11/20/65			9,772,661	926,693
Ser. 15-H20, Class CI, IO, 2.022%, 8/20/65			8,265,286	876,600
Ser. 15-H25, Class BI, IO, 1.983%, 10/20/65			7,647,129	767,007
Ser. 15-H15, Class JI, IO, 1.949%, 6/20/65			5,260,073	528,637
Ser. 16-H04, Class KI, IO, 1.928%, 2/20/66			6,291,828	526,941
Ser. 15-H19, Class NI, IO, 1.911%, 7/20/65			6,194,638	605,216
Ser. 15-H25, Class EI, IO, 1.854%, 10/20/65			5,484,174	500,705
Ser. 15-H18, Class IA, IO, 1.83%, 6/20/65			3,056,118	229,209
Ser. 15-H10, Class CI, IO, 1.812%, 4/20/65			5,793,453	548,455
Ser. 15-H26, Class GI, IO, 1.794%, 10/20/65			4,831,799	445,492
Ser. 14-H21, Class AI, IO, 1.745%, 10/20/64			6,472,989	592,279
Ser. 15-H26, Class EI, IO, 1.715%, 10/20/65			4,345,494	388,922
Ser. 15-H09, Class BI, IO, 1.692%, 3/20/65			7,799,325	675,422
Ser. 15-H10, Class EI, IO, 1.637%, 4/20/65			5,446,474	333,324
Ser. 15-H25, Class AI, IO, 1.617%, 9/20/65			7,617,263	600,240
Ser. 15-H24, Class BI, IO, 1.615%, 8/20/65			8,363,277	510,996
Ser. 15-H14, Class BI, IO, 1.59%, 5/20/65			5,809,351	348,561
Ser. 16-H08, Class GI, IO, 1.437%, 4/20/66			8,148,549	527,211
Ser. 11-H08, Class GI, IO, 1.262%, 3/20/61			11,247,946	536,527
Ser. 15-H26, Class CI, IO, 0.61%, 8/20/65			12,392,866	214,397

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27			28,205	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27			78,058	683
FRB Ser. 98-3, IO, zero %, 9/19/27			35,892	—
FRB Ser. 98-4, IO, zero %, 12/19/26			55,170	—

				53,840,782
Commercial mortgage-backed securities (2.1%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			12,684	12,779
FRB Ser. 07-1, Class XW, IO, 0.221%, 1/15/49			774,207	3,340

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.309%, 2/10/51			1,000,000	912,070

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class C, 5.377%, 11/10/42			292,000	177,396
Ser. 05-3, Class AJ, 4.767%, 7/10/43			82,909	68,400

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			110,052	50

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.535%, 1/12/45			665,000	651,700
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			375,000	369,750

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.302%, 3/11/39			2,230,020	1,737,810
FRB Ser. 06-PW11, Class C, 5.302%, 3/11/39 (In default)(NON)			320,000	163,565

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.325%, 11/15/44			250,000	242,608

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.048%, 3/15/49			50,778	50,567

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class E, 4.455%, 4/10/46			1,041,000	774,920

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45			725,000	486,415

COMM Mortgage Trust 144A Ser. 12-LC4, Class E, 4.25%, 12/10/44			452,000	350,481

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37			51,313	51,159

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.044%, 5/15/38			118,089	—

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			125,000	120,900
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			850,000	670,395

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class D, 5.32%, 11/10/46			488,000	467,404
FRB Ser. 06-GG8, Class X, IO, 0.866%, 11/10/39			4,612,745	101,480

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47			894,000	789,670
FRB Ser. 13-C14, Class E, 4.569%, 8/15/46			675,000	559,710
FRB Ser. 13-C12, Class E, 4.086%, 7/15/45			800,000	583,920

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 06-LDP7, Class B, 5.944%, 4/17/45			556,000	83,400

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.31%, 2/12/51			401,000	392,980
FRB Ser. 12-C6, Class F, 5.136%, 5/15/45			334,000	296,792
Ser. 13-C13, Class E, 3.986%, 1/15/46			494,000	372,476
Ser. 13-C10, Class E, 3.50%, 12/15/47			234,000	174,938
Ser. 12-C6, Class G, 2.972%, 5/15/45			366,000	272,267

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39 (In default)(NON)			640,000	35,994
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)			1,016,000	86,868
FRB Ser. 07-C2, Class XW, IO, 0.263%, 2/15/40			214,210	27

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39			159,041	157,417

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43			611,061	2

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			1,814,000	1,238,055
FRB Ser. 13-C11, Class E, 4.37%, 8/15/46			600,000	462,600
FRB Ser. 13-C11, Class F, 4.37%, 8/15/46			696,000	498,406
Ser. 13-C13, Class F, 3.707%, 11/15/46			1,285,000	875,171

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587%, 2/12/44			238,000	19,506
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			861,000	94,710
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			1,213,000	1,141,858

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.898%, 5/10/63			853,000	564,430

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.103%, 6/15/45			312,003	222,302
FRB Ser. 06-C29, IO, 0.323%, 11/15/48			3,579,342	143

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.291%, 10/15/44			387,000	366,586
FRB Ser. 07-C31, IO, 0.177%, 4/15/47			11,150,939	1,742

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.295%, 7/15/46			214,000	199,600

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.265%, 6/15/44			321,000	310,150
Ser. 12-C6, Class E, 5.00%, 4/15/45			412,000	340,683
Ser. 11-C4, Class F, 5.00%, 6/15/44			504,000	414,943
Ser. 11-C3, Class E, 5.00%, 3/15/44			367,000	320,244
FRB Ser. 13-C15, Class D, 4.479%, 8/15/46			673,004	584,169
FRB Ser. 12-C10, Class E, 4.456%, 12/15/45			316,000	235,716
Ser. 13-C12, Class E, 3.50%, 3/15/48			561,000	414,635
Ser. 13-C14, Class E, 3.25%, 6/15/46			574,000	389,402

				19,914,701
Residential mortgage-backed securities (non-agency) (1.7%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.882%, 1/26/36			350,000	306,218
FRB Ser. 12-RR5, Class 4A8, 1.386%, 6/26/35			656,050	643,092

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 4.157%, 4/25/34			160,980	160,767

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-WFH3, Class M1, 1.492%, 6/25/37			350,000	322,000

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A6, 2.052%, 8/25/35			376,379	321,804
FRB Ser. 06-OA7, Class 1A2, 1.716%, 6/25/46			1,505,818	1,426,160
FRB Ser. 05-59, Class 1A1, 1.558%, 11/20/35			454,043	413,820

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.732%, 1/25/25			689,094	980,255
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.732%, 10/25/28			249,826	319,382
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 11.232%, 7/25/28			842,681	1,058,144
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.582%, 4/25/28			567,673	720,445
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 6.382%, 10/25/29			280,000	313,074

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.482%, 9/25/28			919,668	1,277,285
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.982%, 10/25/28			530,000	716,287
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.982%, 8/25/28			709,939	964,349
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.132%, 10/25/28			840,940	992,357
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.932%, 4/25/28			1,650,890	1,893,074
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.782%, 4/25/28			30,000	33,823
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 6.232%, 7/25/25			380,000	419,728
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.782%, 2/25/25			98,173	105,845
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.482%, 4/25/29			40,000	44,875
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 5.232%, 5/25/25			71,695	77,331
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 5.232%, 5/25/25			121,664	129,842

MortgageIT Trust FRB Ser. 04-1, Class M2, 2.237%, 11/25/34			184,611	175,577

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, 1.392%, 1/25/37			383,037	343,161

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1.412%, 1/25/37			588,013	520,769

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, 1.722%, 10/25/45			430,090	416,661

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 3.071%, 3/25/36			295,707	296,385

				15,392,510

Total mortgage-backed securities (cost $91,629,146)				$89,147,993

INVESTMENT COMPANIES (8.2%)(a)
			Shares	Value

Consumer Staples Select Sector SPDR Fund(S)			195,600	$10,820,592

Financial Select Sector SPDR Fund			435,600	10,929,204

Health Care Select Sector SPDR Fund			138,100	11,032,809

Industrial Select Sector SPDR Fund			160,400	10,956,924

iShares MSCI India ETF (India)			303,093	10,414,275

Technology Select Sector SPDR Fund			192,600	11,009,016

Utility Select Sector SPDR Fund(S)			206,800	11,005,896

Total investment companies (cost $72,569,341)				$76,168,716

COMMODITY LINKED NOTES (5.6%)(a)(CLN)
			Principal amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.15%, 2017 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS Excess Return Strategy multiplied by 3)			$4,500,000	$4,188,674

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			2,100,000	2,116,670

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.14%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			7,500,000	8,167,693

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2018 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			15,839,000	16,419,760

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.12%, 2018 (Indexed to the Citi Commodities F3 vs F0 –4x Leveraged CVIC4X30 Index multiplied by 3)			4,030,000	4,087,016

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.14%, 2018 (Indexed to the S&P GSCI Total Return IndexSM multiplied by 3)			8,374,000	9,823,481

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			7,079,160	7,286,347

Total commodity Linked Notes (cost $49,422,160)				$52,089,641

SENIOR LOANS (5.3%)(a)(c)
			Principal amount	Value

Capital goods (0.4%)

Manitowac Foodservice, Inc. bank term loan FRN 4.226%, 3/3/23			$835,897	$841,644

Reynolds Group Holdings, Inc. bank term loan FRN 4.226%, 2/5/23			431,743	433,392

TransDigm, Inc. bank term loan FRN Ser. C, 4.284%, 2/28/20			427,854	429,245

TransDigm, Inc. bank term loan FRN Ser. D, 4.291%, 6/4/21			776,000	778,749

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, 5.226%, 11/30/23			1,224,106	1,235,582

				3,718,612
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8.726%, 3/3/21			480,000	480,600

Asurion, LLC bank term loan FRN 6.00%, 8/4/25			400,000	409,833

Asurion, LLC bank term loan FRN Ser. B4, 4.476%, 8/4/22			844,533	847,172

				1,737,605
Consumer cyclicals (2.2%)

Academy, Ltd. bank term loan FRN Ser. B, 5.196%, 7/2/22			1,690,842	1,318,857

Amaya Holdings BV bank term loan FRN Ser. B, 4.796%, 8/1/21			972,650	976,433

American Casino & Entertainment Properties, LLC bank term loan FRN Ser. B, 4.476%, 7/7/22			737,712	741,400

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			500,149	602,179

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, 4.226%, 5/8/21			1,704,846	1,715,928

CityCenter Holdings, LLC bank term loan FRN Ser. B, 3.732%, 4/18/24			712,180	714,517

CPG International, Inc. bank term loan FRN 5.046%, 5/3/24			405,477	405,815

Diamond Resorts International, Inc. bank term loan FRN Ser. B, 7.226%, 9/2/23			565,725	568,554

Golden Nugget, Inc. bank term loan FRN 4.71%, 11/21/19			529,808	534,444

Golden Nugget, Inc. bank term loan FRN 4.68%, 11/21/19			227,061	229,047

Greektown Holdings, LLC bank term loan FRN Ser. B, 4.226%, 4/25/24			870,000	870,816

Jo-Ann Stores, LLC bank term loan FRN 6.391%, 10/21/23			1,890,500	1,887,349

Navistar, Inc. bank term loan FRN Ser. B, 5.23%, 8/7/20			985,000	994,439

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.474%, 10/25/20			1,232,112	915,870

Sabre GLBL, Inc. bank term loan FRN Ser. B, 3.976%, 2/22/24			995,628	1,002,917

Scientific Games International, Inc. bank term loan FRN Ser. B3, 5.108%, 10/1/21			1,151,438	1,154,522

Scientific Games International, Inc. bank term loan FRN Ser. B4, 4.561%, 8/14/24			1,151,438	1,156,481

Talbots, Inc. (The) bank term loan FRN 9.726%, 3/19/21			499,677	430,971

Talbots, Inc. (The) bank term loan FRN 5.726%, 3/19/20			659,057	617,866

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 4.061%, 9/2/21			709,706	709,996

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 4.432%, 9/2/21			709,706	710,339

Tribune Media Co. bank term loan FRN Ser. B, 4.226%, 1/27/24			799,366	801,864

Tribune Media Co. bank term loan FRN Ser. B, 4.226%, 12/27/20			64,135	64,216

Univision Communications, Inc. bank term loan FRN Ser. C5, 3.976%, 3/15/24			1,106,500	1,101,275

				20,226,095
Consumer staples (0.7%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4.226%, 2/14/21			416,025	415,310

Del Monte Foods, Inc. bank term loan FRN 4.43%, 2/18/21			928,800	726,012

Landry's, Inc. bank term loan FRN Ser. B, 3.971%, 10/4/23			1,108,341	1,107,946

Libbey Glass, Inc. bank term loan FRN Ser. B, 4.224%, 4/9/21			901,818	816,145

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.726%, 9/7/23			2,188,463	1,977,823

Rite Aid Corp. bank term loan FRN 5.105%, 6/21/21			1,000,000	1,002,292

				6,045,528
Energy (0.1%)

American Energy-Marcellus, LLC bank term loan FRN 5.474%, 8/4/20			434,499	267,217

Chesapeake Energy Corp. bank term loan FRN 8.686%, 8/23/21			735,000	788,977

				1,056,194
Financials (0.2%)

HUB International, Ltd. bank term loan FRN Ser. B, 4.422%, 10/2/20			967,500	974,363

VGD Merger Sub, LLC bank term loan FRN 4.48%, 8/18/23			1,012,350	1,017,412

				1,991,775
Health care (0.7%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4.474%, 4/28/22			406,700	397,973

Iasis Healthcare, LLC bank term loan FRN Ser. B, 5.296%, 2/17/21			464,201	466,754

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.546%, 2/3/24			1,635,000	1,631,934

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 5.046%, 6/30/21			577,150	577,297

Patheon Holdings I BV bank term loan FRN Ser. B, 4.504%, 4/20/24			1,180,893	1,182,861

Pharmaceutical Product Development, LLC bank term loan FRN 4.013%, 8/18/22			1,568,000	1,577,582

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF1, 5.98%, 4/1/22			269,461	274,341

				6,108,742
Technology (0.5%)

Avaya, Inc. bank term loan FRN Ser. B6, 6.667%, 3/31/18 (In default)(NON)			977,137	793,110

First Data Corp. bank term loan FRN 3.727%, 4/26/24			1,082,369	1,087,105

Infor US, Inc. bank term loan FRN Ser. B, 4.046%, 2/1/22			633,327	632,083

ON Semiconductor Corp. bank term loan FRN Ser. B, 3.476%, 3/31/23			1,103,754	1,107,203

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4.172%, 4/23/19			927,449	883,395

				4,502,896
Utilities and power (0.4%)

Dynegy Finance IV, Inc. bank term loan FRN Ser. C, 4.476%, 2/7/24			997,500	1,000,991

Energy Transfer Equity LP bank term loan FRN Ser. B, 3.974%, 2/2/24			815,000	817,547

Vistra Operations Co., LLC bank term loan FRN Ser. B, 3.976%, 8/4/23			1,677,144	1,680,917

Vistra Operations Co., LLC bank term loan FRN Ser. C, 3.977%, 8/4/23			384,429	385,294

				3,884,749

Total senior loans (cost $50,384,814)				$49,272,196

CORPORATE BONDS AND NOTES (4.9%)(a)
			Principal amount	Value

Basic materials (0.5%)

Cemex SAB de CV 144A company guaranty sr. sub. FRN 6.054%, 10/15/18 (Mexico)			$600,000	$623,250

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			690,000	785,738

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			1,500,000	1,605,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			1,000,000	1,037,500

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			710,000	743,725

				4,795,213
Capital goods (1.0%)

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			1,500,000	1,578,750

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			1,045,000	1,186,075

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,210,000	1,237,225

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			1,620,000	1,703,025

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			1,127,000	1,176,306

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			1,000,000	1,037,500

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20			1,500,000	1,537,500

				9,456,381
Communication services (0.6%)

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			1,215,000	1,241,949

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			480,000	490,646

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			840,000	939,214

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4.25%, 4/1/18			1,500,000	1,516,875

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	130,000	167,742

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)		GBP	425,000	584,377

				4,940,803
Consumer cyclicals (0.2%)

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			$1,720,000	1,857,600

				1,857,600
Consumer staples (0.2%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			1,080,000	1,104,300

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			670,000	664,138

				1,768,438
Energy (0.8%)

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			468,000	496,080

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			445,000	440,550

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			795,000	860,588

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			647,000	650,235

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			379,000	445,325

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			658,000	740,250

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			1,227,000	1,280,681

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			158,000	166,098

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			3,019,000	987,666

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,311,000	1,302,347

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes Ser. REGS, 6.50%, 3/13/27 (Mexico)			248,000	273,048

				7,642,868
Financials (0.7%)

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			600,000	642,000

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			530,000	555,838

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.875%, 3/15/19			1,070,000	1,084,124

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			920,000	968,300

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298%, 12/27/17 (Russia)			300,000	303,512

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			300,000	325,024

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			250,000	277,838

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			400,000	427,027

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			1,800,000	1,944,000

				6,527,663
Health care (0.1%)

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			400,000	347,000

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			610,000	666,425

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			110,000	116,325

				1,129,750
Technology (0.5%)

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			1,000,000	1,078,750

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			1,310,000	1,364,038

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			1,645,000	1,702,575

				4,145,363
Utilities and power (0.3%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			1,695,000	1,779,750

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			950,000	1,007,000

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			175,000	194,918

				2,981,668

Total corporate bonds and notes (cost $43,533,168)				$45,245,747

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.3%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$1,000,000	$1,028,000

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)		BRL	2,900	950,453

Buenos Aires (Province of) unsec. FRN 24.268%, 5/31/22 (Argentina)		ARS	5,940,000	350,970

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$1,420,000	1,451,240

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			1,400,000	1,554,700

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)			375,000	450,938

Dominican (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/25/27 (Dominican Republic)			135,000	144,450

Egypt (Arab Republic of) 144A sr. unsec. bonds 8.50%, 1/31/47 (Egypt)			300,000	326,250

Egypt (Arab Republic of) 144A sr. unsec. notes 6.125%, 1/31/22 (Egypt)			300,000	309,342

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			553,000	605,383

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			300,000	323,625

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	361,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			755,000	792,842

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)			500,000	489,143

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)			700,000	730,411

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			375,000	658,594

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			1,100,000	1,197,625

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	980,000	282,498

Total foreign government and agency bonds and notes (cost $11,581,123)				$12,007,964

WARRANTS (0.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

China State Construction Engineering Corp., Ltd. 144A (China)	1/22/18	$0.00	$1,083,644	$1,658,745

Shanghai Automotive Co. 144A (China)	2/2/18	0.00	461,500	2,067,830

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/20/18	0.00	103,700	340,740

Total warrants (cost $3,504,705)				$4,067,315

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.132%, 2/25/49			$497,667	$497,667

Total asset-backed securities (cost $497,667)				$497,667

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.214)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.214		$2,597,500	$3

Barclays Bank PLC

1.47/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.47		3,117,000	592

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		228,600	20,672

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		2,078,000	13,777

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		1,039,000	9,070

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		1,039,000	6,598

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		1,039,000	6,359

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		4,156,000	5,943

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		667,000	5,856

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		1,039,000	5,642

2.235/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.235		1,558,500	4,800

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		667,000	3,242

2.02/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.02		1,558,500	733

Credit Suisse International

2.2275/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.2275		1,558,500	7,715

2.3724/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3724		523,400	6,228

2.8472/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.8472		523,400	1,989

Goldman Sachs International

2.20/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.20		4,918,000	17,361

2.015/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.015		3,693,000	10,894

(2.33)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.33		1,558,500	5,174

2.525/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.525		519,500	4,587

(1.83)/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		632,000	3,722

1.796/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.796		3,117,000	3,366

1.83/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		632,000	885

(2.5975)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5975		3,117,000	592

1.296/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.296		6,234,000	187

(2.234)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.234		2,597,500	3

JPMorgan Chase Bank N.A.

1.585/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		3,117,000	2,681

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		2,078,000	997

1.479/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.479		3,117,000	717

(1.585)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		3,117,000	592

1.9685/3 month USD-LIBOR-BBA/Aug-27	Aug-17/1.9685		2,462,000	566

Total purchased swap options outstanding (cost $222,166)				$151,543

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jul-18/$215.00		$68,789	$322,745

SPDR S&P 500 ETF Trust (Put)	Jun-18/210.00		68,789	242,434

SPDR S&P 500 ETF Trust (Put)	May-18/210.00		68,789	206,304

SPDR S&P 500 ETF Trust (Put)	Apr-18/205.00		68,789	150,021

SPDR S&P 500 ETF Trust (Put)	Mar-18/205.00		68,789	127,719

SPDR S&P 500 ETF Trust (Put)	Feb-18/200.00		68,789	81,174

USD/CNH (Put)	Oct-17/CNH 6.70		18,545,850	59,495

USD/CNH (Put)	Oct-17/CNH 6.70		18,545,850	56,138

USD/JPY (Put)	Nov-17/JPY 107.00		11,072,550	106,319

Total purchased options outstanding (cost $2,558,198)				$1,352,349

SHORT-TERM INVESTMENTS (53.4%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 1.000%, 8/4/17			$54,850,000	$54,845,445

Interest in $167,880,000 joint tri-party repurchase agreement dated 7/31/17 with BNP Paribas due 8/1/17 - maturity value of $43,754,288 for an effective yield of 1.060% (collateralized by various mortgage backed securities and U.S. Treasury notes with coupon rates ranging from 0.125% to 8.000% and due dates ranging from 12/15/17 to 5/1/47, valued at $171,242,642)			43,753,000	43,753,000

Interest in $275,000,000 joint tri-party repurchase agreement dated 7/31/17 with Citigroup Global Markets, Inc. due 8/1/17 - maturity value of $75,670,228 for an effective yield of 1.060% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.750% to 3.750% and due dates ranging from 8/15/17 to 3/31/24, valued at $280,500,040)			75,668,000	75,668,000

Interest in $300,000,000 joint tri-party repurchase agreement dated 7/31/17 with RBC Capital Markets, LLC due 8/1/17 - maturity value of $77,960,252 for an effective yield of 1.040% (collateralized by various mortgage backed securities and a U.S. Treasury note with coupon rates ranging from 1.875% to 4.381% and due dates ranging from 6/1/21 to 4/20/47, valued at $306,008,909)			77,958,000	77,958,000

Putnam Cash Collateral Pool, LLC 1.29%(AFF)		Shares	16,845,500	16,845,500

Putnam Short Term Investment Fund 1.15%(AFF)		Shares	184,131,632	184,131,632

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94%(P)		Shares	3,990,000	3,990,000

U.S. Treasury Bills 0.936%, 8/10/17(SEG)(SEGSF)(SEGCCS)			$7,647,000	7,645,204

U.S. Treasury Bills 0.940%, 8/24/17(SEGSF)(SEGCCS)			7,327,000	7,322,495

U.S. Treasury Bills 0.958%, 8/3/17(SEG)(SEGSF)(SEGCCS)			8,277,000	8,276,569

U.S. Treasury Bills 0.966%, 8/17/17(SEG)(SEGSF)(SEGCCS)			12,878,000	12,872,459

Total short-term investments (cost $493,308,578)				$493,308,304

TOTAL INVESTMENTS

Total investments (cost $1,137,782,813)(b)				$1,167,526,089

FORWARD CURRENCY CONTRACTS at 7/31/17 (aggregate face value $188,302,139) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$3,429,272	$3,280,059	$149,213
	British Pound	Sell	9/20/17	2,161,296	2,110,076	(51,220)
	Canadian Dollar	Sell	10/18/17	1,929,904	1,852,410	(77,494)
	Euro	Buy	9/20/17	2,031,483	1,926,675	104,808
	Indian Rupee	Buy	8/16/17	2,079,429	2,059,991	19,438
	Indian Rupee	Sell	8/16/17	2,079,429	2,062,307	(17,122)
	Japanese Yen	Sell	8/16/17	3,679,266	3,622,165	(57,101)
	New Zealand Dollar	Buy	10/18/17	220,639	214,313	6,326
	Norwegian Krone	Sell	9/20/17	262,787	45,496	(217,291)
	Singapore Dollar	Buy	8/16/17	2,104,336	2,067,436	36,900
	Singapore Dollar	Sell	8/16/17	2,104,336	2,044,897	(59,439)
	Swedish Krona	Buy	9/20/17	3,716,965	3,419,019	297,946
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	3,003,849	2,875,407	128,442
	Canadian Dollar	Buy	10/18/17	39,823	38,294	1,529
	Euro	Buy	9/20/17	5,198,819	4,964,109	234,710
	Japanese Yen	Sell	8/16/17	87,575	93,505	5,930
	New Zealand Dollar	Buy	10/18/17	1,504,201	1,459,159	45,042
	Swiss Franc	Buy	9/20/17	79,150	62,141	17,009
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	468,500	448,238	20,262
	Brazilian Real	Buy	10/3/17	977,251	1,023,469	(46,218)
	British Pound	Sell	9/20/17	1,928,832	1,910,292	(18,540)
	Canadian Dollar	Buy	10/18/17	95,543	86,494	9,049
	Euro	Sell	9/20/17	738,127	698,453	(39,674)
	Japanese Yen	Buy	8/16/17	1,913,959	1,889,628	24,331
	Japanese Yen	Sell	8/16/17	1,913,959	1,885,150	(28,809)
	New Taiwan Dollar	Buy	8/16/17	1,845,828	1,854,111	(8,283)
	New Taiwan Dollar	Sell	8/16/17	1,845,828	1,851,490	5,662
	New Zealand Dollar	Sell	10/18/17	2,875,959	2,790,028	(85,931)
	Norwegian Krone	Buy	9/20/17	1,978,579	1,854,959	123,620
	Swedish Krona	Buy	9/20/17	4,095,593	3,910,960	184,633
Credit Suisse International
	Australian Dollar	Buy	10/18/17	2,072,205	1,982,753	89,452
	Canadian Dollar	Buy	10/18/17	106,704	102,597	4,107
	Euro	Buy	9/20/17	2,556,563	2,428,786	127,777
	Japanese Yen	Sell	8/16/17	1,923,350	1,886,673	(36,677)
	New Zealand Dollar	Sell	10/18/17	1,060,823	1,029,035	(31,788)
	Norwegian Krone	Sell	9/20/17	50,263	46,666	(3,597)
	Swedish Krona	Sell	9/20/17	3,998,843	3,726,806	(272,037)
Goldman Sachs International
	Australian Dollar	Sell	10/18/17	3,895,853	3,711,942	(183,911)
	British Pound	Sell	9/20/17	1,291,835	1,260,951	(30,884)
	Canadian Dollar	Buy	10/18/17	682,696	656,478	26,218
	Euro	Buy	9/20/17	1,879,916	1,924,647	(44,731)
	Indian Rupee	Buy	8/16/17	4,210,026	4,181,708	28,318
	Indian Rupee	Sell	8/16/17	4,210,026	4,170,393	(39,633)
	Indonesian Rupiah	Buy	11/15/17	1,844,252	1,845,797	(1,545)
	Japanese Yen	Buy	8/16/17	1,909,667	1,872,971	36,696
	Japanese Yen	Sell	8/16/17	1,909,667	1,882,925	(26,742)
	New Zealand Dollar	Buy	10/18/17	132,068	122,141	9,927
	Norwegian Krone	Sell	9/20/17	2,339,181	2,082,080	(257,101)
	Swedish Krona	Sell	9/20/17	898,170	960,800	62,630
	Swiss Franc	Buy	9/20/17	79,357	62,179	17,178
	Turkish Lira	Buy	9/20/17	1,863,220	1,849,479	13,741
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/17	76,245	72,991	3,254
	British Pound	Sell	9/20/17	1,375,358	1,342,326	(33,032)
	Canadian Dollar	Buy	10/18/17	61,421	40,080	21,341
	Euro	Buy	9/20/17	414,225	305,573	108,652
	New Zealand Dollar	Buy	10/18/17	3,855,110	3,740,777	114,333
	Singapore Dollar	Buy	8/16/17	1,885,503	1,849,717	35,786
	Singapore Dollar	Sell	8/16/17	1,885,503	1,839,710	(45,793)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/18/17	4,563,038	4,345,107	(217,931)
	British Pound	Sell	9/20/17	4,517,655	4,436,910	(80,745)
	Canadian Dollar	Sell	10/18/17	3,015,490	2,962,794	(52,696)
	Euro	Sell	9/20/17	2,446,419	2,382,364	(64,055)
	Indonesian Rupiah	Buy	11/15/17	1,844,252	1,843,333	919
	Japanese Yen	Buy	8/16/17	1,611,811	1,588,814	22,997
	Japanese Yen	Sell	8/16/17	1,611,811	1,592,057	(19,754)
	New Zealand Dollar	Sell	10/18/17	222,664	180,286	(42,378)
	Norwegian Krone	Sell	9/20/17	2,007,848	1,850,148	(157,700)
	South African Rand	Sell	10/18/17	1,798,079	1,816,673	18,594
	Swedish Krona	Buy	9/20/17	5,692,348	5,465,615	226,733
	Swiss Franc	Sell	9/20/17	851,664	851,615	(49)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	3,633,631	3,479,027	154,604
	Euro	Buy	9/20/17	86,049	21,285	64,764
	Japanese Yen	Sell	8/16/17	1,959,930	1,931,897	(28,033)
	New Zealand Dollar	Buy	10/18/17	1,690,042	1,640,210	49,832
	Norwegian Krone	Sell	9/20/17	2,233,982	1,960,337	(273,645)
	Swedish Krona	Buy	9/20/17	3,910,428	3,700,547	209,881
	Turkish Lira	Buy	9/20/17	1,700,442	1,688,904	11,538
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/18/17	321,844	307,945	(13,899)
	British Pound	Sell	9/20/17	1,979,051	1,895,818	(83,233)
	Canadian Dollar	Buy	10/18/17	48,013	46,168	1,845
	Euro	Buy	9/20/17	5,768,527	5,583,264	185,263
	Euro	Sell	9/20/17	5,807,813	5,567,265	(240,548)
	Japanese Yen	Buy	8/16/17	1,341,235	1,321,973	19,262
	Japanese Yen	Sell	8/16/17	1,341,235	1,324,913	(16,322)
	New Zealand Dollar	Buy	10/18/17	642,944	637,259	5,685
	Norwegian Krone	Buy	9/20/17	1,950,901	1,870,265	80,636
	Norwegian Krone	Sell	9/20/17	1,970,113	1,832,652	(137,461)
	Singapore Dollar	Buy	8/16/17	2,104,336	2,079,214	25,122
	Singapore Dollar	Sell	8/16/17	2,104,336	2,045,281	(59,055)
	Swedish Krona	Buy	9/20/17	540,246	218,142	322,104
UBS AG
	Australian Dollar	Sell	10/18/17	3,975,695	3,871,241	(104,454)
	British Pound	Sell	9/20/17	1,883,105	1,847,574	(35,531)
	Canadian Dollar	Buy	10/18/17	99,638	96,755	2,883
	Euro	Sell	9/20/17	1,058,588	1,102,675	44,087
	Japanese Yen	Sell	8/16/17	1,811,959	1,809,745	(2,214)
	New Zealand Dollar	Sell	10/18/17	10,050	9,748	(302)
	Norwegian Krone	Buy	9/20/17	657,803	884,510	(226,707)
	Swedish Krona	Buy	9/20/17	4,818,906	4,518,088	300,818
	Turkish Lira	Buy	9/20/17	90,793	88,908	1,885
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	1,554,713	1,491,684	63,029
	Canadian Dollar	Sell	10/18/17	1,764,348	1,762,005	(2,343)
	Euro	Buy	9/20/17	460,989	415,452	45,537
	Japanese Yen	Buy	8/16/17	224,601	221,883	2,718
	Japanese Yen	Sell	8/16/17	224,601	221,426	(3,175)
	New Zealand Dollar	Sell	10/18/17	111,144	112,651	1,507

Total						$399,680

FUTURES CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	3	$1,075,142	Sep-17	$52,330
Euro-CAC 40 Index (Short)	85	5,121,712	Aug-17	93,328
FTSE 100 Index (Short)	15	1,446,723	Sep-17	26,782
S&P 500 Index E-Mini (Short)	494	60,959,600	Sep-17	(1,046,113)
S&P Mid Cap 400 Index E-Mini (Long)	334	58,777,320	Sep-17	756,055
SPI 200 Index (Short)	7	792,540	Sep-17	(8,565)
Tokyo Price Index (Long)	117	17,187,310	Sep-17	108,834
U.S. Treasury Bond 30 yr (Long)	46	7,036,563	Sep-17	17,877
U.S. Treasury Bond Ultra 30 yr (Short)	60	9,870,000	Sep-17	(75,580)
U.S. Treasury Note 2 yr (Long)	67	14,495,031	Sep-17	(6,415)
U.S. Treasury Note 5 yr (Short)	190	22,448,203	Sep-17	(9,191)
U.S. Treasury Note 10 yr (Long)	282	35,501,156	Sep-17	1,642
U.S. Treasury Note 10 yr (Short)	83	10,448,922	Sep-17	19,288
U.S. Treasury Note Ultra 10 yr (Short)	49	6,617,297	Sep-17	(2,777)

Total				$(72,505)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/17 (premiums $1,231,405) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.404/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.404	$5,195,000	$5
Barclays Bank PLC

(1.8295)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.8295	3,117,000	592
Citibank, N.A.

2.551/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.551	3,117,000	31
2.5225/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5225	1,558,500	499
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	2,078,000	3,179
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	4,156,000	4,821
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	2,078,000	5,195
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	1,039,000	11,720
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	1,039,000	14,962
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	1,039,000	19,066
Credit Suisse International

2.4475/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.4475	1,558,500	1,792
(2.0385)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.0385	3,117,000	2,525
(2.5816)/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.5816	523,400	7,746
Goldman Sachs International

2.419/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.419	5,195,000	5
(1.563)/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	2,078,000	873
(2.805)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.805	519,500	1,278
1.563/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	2,078,000	3,304
(1.619)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.619	9,351,000	3,740
(2.31)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.31	519,500	3,886
2.46/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.46	4,675,500	4,301
2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62	3,693,000	7,349
(2.3025)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3025	2,459,000	20,041
JPMorgan Chase Bank N.A.

1.993/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.993	1,039,000	426
(1.98)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.98	3,117,000	436
2.5385/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5385	2,462,000	640
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	1,039,000	2,774
(1.783)/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.783	1,039,000	2,878
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,792,000	204,459

Total			$328,523

WRITTEN OPTIONS OUTSTANDING at 7/31/17 (premiums $128,654) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Aug-17/$252.50	$82,438	$9,225
USD/CNH (Put)	Oct-17/CNH 6.60	18,545,850	12,537
USD/CNH (Put)	Oct-17/CNH 6.60	18,545,850	10,812
USD/JPY (Put)	Nov-17/JPY 103.00	11,072,550	39,374

Total			$71,948

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$519,500	$(20,312)	$847
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	311,700	(10,987)	25
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	311,700	(33,445)	(94)
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	519,500	(10,390)	(338)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	311,700	(33,445)	(785)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	519,500	(10,390)	(1,210)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	519,500	(20,312)	(1,356)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	311,700	(10,987)	(5,293)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	311,700	28,162	9,663
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	311,700	28,162	3,591
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	519,500	19,975	2,842
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	519,500	19,975	(229)
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	311,700	(4,348)	789
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	519,500	(10,390)	(358)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	519,500	(10,390)	(1,190)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	311,700	(4,348)	(2,718)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	519,500	(20,312)	769
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	519,500	(20,312)	(1,283)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	519,500	20,001	2,712
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	519,500	19,897	(135)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	62,300	(7,865)	160
1.995/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/1.995	3,693,000	(9,971)	22
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	62,300	(7,865)	(248)
2.60/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.60	3,693,000	9,971	1,174
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	311,700	(43,521)	860
1.9777/3 month USD-LIBOR-BBA/Sep-27 (Purchased)	Sep-17/1.9777	3,693,000	(5,072)	7
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	311,700	(43,521)	(7,475)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	311,700	29,596	11,773
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	311,700	29,596	598
2.5777/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-17/2.5777	3,693,000	5,072	337

Total			$(127,776)	$13,457

TBA SALE COMMITMENTS OUTSTANDING at 7/31/17 (proceeds receivable $123,909,336) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 4.50%, 9/1/47	$2,000,000	09/13/17	$2,142,968
Federal Home Loan Mortgage Corporation, 4.50%, 8/1/47	2,000,000	08/14/17	2,145,000
Federal National Mortgage Association, 5.50%, 8/1/47	2,000,000	08/14/17	2,214,397
Federal National Mortgage Association, 4.50%, 8/1/47	6,000,000	08/14/17	6,441,563
Federal National Mortgage Association, 4.00%, 8/1/47	3,000,000	08/14/17	3,158,672
Federal National Mortgage Association, 3.50%, 8/1/47	56,000,000	08/14/17	57,653,747
Federal National Mortgage Association, 3.00%, 8/1/47	36,000,000	08/14/17	36,059,062
Federal National Mortgage Association, 2.50%, 8/1/47	15,000,000	08/14/17	14,499,609

Total			$124,315,018

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$1,037,100	(E)	$(2,100)	9/20/19	3 month USD-LIBOR-BBA	1.70%	$(756)
		113,754,600	(E)	230,121	9/20/19	1.70%	3 month USD-LIBOR-BBA	82,695
		1,039,000		2,792	7/12/27	3 month USD-LIBOR-BBA	2.291%	7,943
		1,558,500		(9,372)	7/18/27	2.124%	3 month USD-LIBOR-BBA	7,053
		3,117,000		9,310	7/18/27	3 month USD-LIBOR-BBA	2.204%	(749)
		5,575,000	(E)	(10,930)	9/20/22	1.95%	3 month USD-LIBOR-BBA	(15,931)
		19,655,000	(E)	12,946	9/20/27	3 month USD-LIBOR-BBA	2.25%	(14,965)
		519,500		3,318	7/25/27	3 month USD-LIBOR-BBA	2.132%	(1,926)
		422,000		(3,237)	7/25/47	2.488%	3 month USD-LIBOR-BBA	2,648
		14,830,900	(E)	76,933	9/20/27	2.20%	3 month USD-LIBOR-BBA	165,533
		190,227,200	(E)	(993,920)	9/20/27	3 month USD-LIBOR-BBA	2.20%	(2,130,337)
		31,118,400	(E)	65,399	9/20/22	1.90%	3 month USD-LIBOR-BBA	111,952
		10,311,000	(E)	(109,197)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(358,177)
		3,109,500		(41)	6/27/27	2.15%	3 month USD-LIBOR-BBA	22,832
		519,500		2,085	7/13/27	3 month USD-LIBOR-BBA	2.18%	(630)
		2,990,000		(40)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	9,339
		4,568,000		(17)	7/5/19	1.60431%	3 month USD-LIBOR-BBA	(2,453)
		4,568,000		(17)	7/5/19	1.6076%	3 month USD-LIBOR-BBA	(2,747)
		5,185,000		(69)	7/5/27	2.312%	3 month USD-LIBOR-BBA	(37,096)
		595,000		(8)	7/5/27	2.317%	3 month USD-LIBOR-BBA	(4,529)
		2,937,000		(39)	7/7/27	2.317%	3 month USD-LIBOR-BBA	(22,139)
		670,800		(9)	7/10/27	2.34267%	3 month USD-LIBOR-BBA	(6,541)
		670,800		(9)	7/10/27	2.34955%	3 month USD-LIBOR-BBA	(6,963)
		670,800		(9)	7/10/27	2.35263%	3 month USD-LIBOR-BBA	(7,152)
		245,900	(E)	(3)	8/7/27	2.3625%	3 month USD-LIBOR-BBA	(2,577)
		2,619,000		(35)	7/10/27	3 month USD-LIBOR-BBA	2.3415%	25,183
		335,400		(4)	7/10/27	2.3575%	3 month USD-LIBOR-BBA	(3,725)
		5,979,000		(79)	7/11/27	3 month USD-LIBOR-BBA	2.361%	67,987
		262,000	(E)	(4)	8/9/27	2.3725%	3 month USD-LIBOR-BBA	(2,969)
		3,934,000		(52)	7/19/27	3 month USD-LIBOR-BBA	2.263%	8,338
		955,000		(13)	7/19/27	2.264%	3 month USD-LIBOR-BBA	(2,137)
		822,000		(11)	7/20/27	2.202%	3 month USD-LIBOR-BBA	2,851
		2,171,000		(29)	7/25/27	3 month USD-LIBOR-BBA	2.22%	(4,486)
		316,000		(4)	7/25/27	2.20843%	3 month USD-LIBOR-BBA	979
		234,000	(E)	(3)	8/30/27	2.27%	3 month USD-LIBOR-BBA	(293)
		525,000	(E)	(7)	8/7/27	3 month USD-LIBOR-BBA	2.27%	1,052
		3,912,000		(52)	7/28/27	2.274%	3 month USD-LIBOR-BBA	(10,916)
		724,533	(E)	(10)	8/9/27	3 month USD-LIBOR-BBA	2.275%	1,744
		788,000	(E)	(11)	10/3/27	2.2777%	3 month USD-LIBOR-BBA	(646)
		1,083,000	(E)	(15)	11/2/27	2.295%	3 month USD-LIBOR-BBA	(1,388)
	AUD	30,419,000		81,163	6/28/22	2.60%	6 month AUD-BBR-BBSW	(136,747)
	AUD	3,593,000		(21,621)	6/28/27	6 month AUD-BBR-BBSW	3.00%	15,975
	CAD	7,911,000	(E)	(159,981)	9/20/27	1.95%	3 month CAD-BA-CDOR	68,982
	CAD	41,000	(E)	(40)	9/20/22	3 month CAD-BA-CDOR	1.60%	(675)
	CHF	24,706,000	(E)	(108,225)	9/20/22	6 month CHF-LIBOR-BBA	0.30%	86,852
	CHF	4,157,000	(E)	71,985	9/20/27	6 month CHF-LIBOR-BBA	0.15%	(15,815)
	EUR	24,236,000	(E)	(198,490)	9/20/22	0.20%	6 month EUR-EURIBOR-REUTERS	(33,835)
	EUR	33,884,000	(E)	236,911	9/20/27	6 month EUR-EURIBOR-REUTERS	0.80%	(465,648)
	GBP	41,439,000	(E)	(253,929)	9/20/22	0.75%	6 month GBP-LIBOR-BBA	226,551
	GBP	249,000	(E)	6,580	9/20/27	6 month GBP-LIBOR-BBA	1.15%	1,412
	NOK	106,558,000	(E)	(75,352)	9/20/22	1.45%	6 month NOK-NIBOR-NIBR	8,860
	NOK	63,763,000	(E)	18,917	9/20/27	6 month NOK-NIBOR-NIBR	1.90%	(83,253)
	NZD	5,158,000	(E)	(32,369)	9/20/22	2.75%	3 month NZD-BBR-FRA	(22,630)
	NZD	14,526,000	(E)	34,515	9/20/27	3 month NZD-BBR-FRA	3.25%	(25,025)
	SEK	235,487,000	(E)	(90,657)	9/20/22	0.30%	3 month SEK-STIBOR-SIDE	234,989
	SEK	14,481,000	(E)	37,080	9/20/27	3 month SEK-STIBOR-SIDE	1.10%	(4,073)

	Total			$(1,179,955)	$(2,268,179)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	1,420,266	$—	3/7/18	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLFCF11) of common stocks	$4,638,162
units	34,473	—	8/2/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(8,656,371)
Barclays Bank PLC
	$265,564	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,158
	153,440	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	77
	654,974	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,857
	20,008	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	18
	1,553,912	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	6,779
	217,357	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	663
	1,526,440	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,653
	326,036	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	994
	651,925	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,659)
	331,502	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	300
	269,985	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	553
	1,300,162	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,254
	9,821,184	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,577
	10,510,856	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(63,877)
Citibank, N.A.
	506,779	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,113
	247,768	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	544
	12,869	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Synchronoss Technologies, Inc.	(9,769)
	48,896	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Coach, Inc.	27,785
	40,819	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Newell Brands, Inc.	47,840
	10,724	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	ITT, Inc.	6,595
	160,864	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	General Electric Co.	194,028
	7,507	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	HubSpot, Inc.	903
	16,086	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	ACI Worldwide, Inc.	9,113
	3,265	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	OSI Systems, Inc.	(6,857)
	42,897	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Kellogg Co.	(66,995)
	31,811	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Cerner Corp.	48,410
	8,307	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Electronics for Imaging, Inc.	(767)
	78,894	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Hanesbrands, Inc.	(22,363)
	14,856	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Globus Medical, Inc.	17,605
	24,130	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	SS&C Technologies Holdings, Inc.	14,778
	7,131	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	UMB Financial Corp.	30,813
	15,014	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Cornerstone OnDemand, Inc.	(40,977)
	9,029	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	ICON PLC	(52,159)
	8,579	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Super Micro Computer, Inc.	(3,961)
	36,081	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Mylan NV	(38,378)
	12,869	—	7/5/22	1 month USD-LIBOR-BBA minus 0.07%	Evolent Health, Inc.	27,498
	5,362	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Ellie Mae, Inc.	120,715
	10,325	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Paylocity Holding Corp.	17,578
	47,187	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Ciena Corp.	(38,648)
	10,724	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Granite Construction, Inc.	1,409
	21,449	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Quintiles IMS Holdings, Inc.	(18,052)
	25,738	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Burlington Stores, Inc.	37,040
	15,026	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	HealthSouth Corp.	50,864
	10,724	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	NETSCOUT Systems, Inc.	(1,034)
	13,405	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65%	Wabtec Corp.	184,866
	5,362	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30%	Tesla, Inc.	4,764
	10,724	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Paycom Software, Inc.	(7,022)
	6,435	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Woodward, Inc.	(9,638)
	15,014	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	iRobot Corp.	(315,231)
	16,086	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Actuant Corp.	(2,406)
	16,086	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Cooper Tire & Rubber Co.	191
	5,441	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Pegasystems, Inc.	3,493
	15,014	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	NuVasive, Inc.	187,016
	9,490	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	BroadSoft, Inc.	(16,820)
	22,189	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30%	Signet Jewelers, Ltd.	(91,722)
	15,900	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	XPO Logistics, Inc.	8,440
	10,724	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Medidata Solutions, Inc.	50,890
	6,435	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Ultimate Software Group, Inc.	(66,913)
	32,173	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Akorn, Inc.	2,339
	42,897	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Valley National Bancorp	(2,610)
	58,191	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Triumph Group, Inc.	459,200
	10,986	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Valeant Pharmaceuticals International, Inc.	5,838
	12,869	—	7/5/22	1 month USD-LIBOR-BBA minus 12.05%	Ubiquiti Networks, Inc.	(42,553)
	4,290	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Plantronics, Inc.	28,298
	10,724	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Hollysys Automation Technologies, Ltd.	(21,020)
	12,569	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	PTC, Inc.	30,750
	16,321	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Varian Medical Systems, Inc.	135,784
	10,724	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Dycom Industries, Inc.	(45,606)
	214,485	—	7/5/22	1 month USD-LIBOR-BBA minus 1.10%	Weatherford International PLC	(49,876)
	16,979	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Diebold Nixdorf, Inc.	(40,583)
	11,867	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Under Armour, Inc. Class C	6,067
	35,676	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Express Scripts Holding Co.	(2,144)
baskets	573	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	350,697
baskets	862	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	(128,981)
units	26,536	—	10/17/17	3 month USD-LIBOR-BBA plus 0.28%	MSCI Emerging Markets TR Net USD	(179,961)
units	11,420	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(2,557,507)
units	43,989	—	3/19/18	3 month USD-LIBOR-BBA plus 0.20%	MSCI Emerging Markets TR Net USD	(1,163,789)
Credit Suisse International
	$416,417	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	915
	141,511	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(408)
	960,887	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,967)
	528,513	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,082)
	4,483	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9)
	2,005,431	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,170)
	1,066,752	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,410)
	1,080,016	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,583)
	1,392,041	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,010
	5,917	—	7/26/18	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	157,091
Deutsche Bank AG
baskets	310,826	—	3/7/18	3 month USD-LIBOR-BBA minus 0.45%	DB Custom PT Short 15 PR Index	(13,719)
units	310,665	—	3/7/18	(3 month USD-LIBOR-BBA plus 0.31%)	DB Custom PT Long 15 PR Index	3,501,406
Goldman Sachs International
	$508,192	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	459
	392,083	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	354
	1,231,693	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	617
	690,331	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	624
	550,086	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,209
	575,097	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,495)
	216,029	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,313)
	477,681	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	239
	787,785	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,788)
	36,953	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(225)
	98,528	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(599)
	20,644	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	19
	556,959	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	504
	892,487	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	447
	36,279	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(105)
	1,058,846	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,369)
	1,223,898	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,505
	1,289,448	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(869)
baskets	1,002,800	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%)	A basket (GSCBPUR1) of common stocks	239,615
baskets	1,316,608	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15%	A basket (GSGLPWDS) of common stocks	(921,827)
baskets	1,595,454	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%)	A basket (GSGLPWDL) of common stocks	953,735
units	40,722	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	17,613
units	104,882	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Series 30 Excess Return Strategy	38,146
units	10,339	—	12/12/17	3 month USD-LIBOR-BBA plus 0.10%	MSCI Emerging Markets TR Net USD	(317,026)
units	82,121	—	12/15/20	(0.30%)	Goldman Sachs Volatility Carry US Excess Return Strategy	1,743
units	24,191	—	12/15/20	(0.30%)	Goldman Sachs Volatility Carry US Excess Return Strategy	1,203
JPMorgan Chase Bank N.A.
	$184,036	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(530)
	1,030,216	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,968)
baskets	1,015,632	—	4/20/18	1 month USD-LIBOR-BBA minus 0.50%	A basket (JPCMPTSH) of common stocks	528,376
JPMorgan Securities LLC
	$1,239,309	—	1/12/45	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,285
UBS AG
units	187,787	—	8/21/17	1 month USD-LIBOR-BBA plus 0.35%	MSCI Emerging Markets TR Net USD	(524,013)
units	323	—	2/9/18	1 month USD-LIBOR-BBA plus 0.15%	MSCI Emerging Markets TR Net USD	(8,435)

Total		$—	$(3,345,735)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$4,580	$67,000	5/11/63	300 bp	$(2,979)
	CMBX NA BBB-.6 Index	BBB-/P	6,498	114,000	5/11/63	300 bp	(6,363)
	CMBX NA BBB-.6 Index	BBB-/P	15,001	243,000	5/11/63	300 bp	(12,413)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	26,163	236,000	5/11/63	300 bp	(462)
	CMBX NA BBB-.7 Index	BBB-/P	6,430	1,144,000	1/17/47	300 bp	(94,261)
	Credit Suisse International
	CMBX NA BB.7 Index	—	(57,682)	3,268,000	5/11/63	(500 bp)	558,427
	CMBX NA BB.7 Index	—	(148,203)	901,000	1/17/47	(500 bp)	(7,892)
	CMBX NA BBB-.6 Index	BBB-/P	159,438	1,259,000	5/11/63	300 bp	17,402
	CMBX NA BBB-.6 Index	BBB-/P	544,120	5,089,000	5/11/63	300 bp	(30,004)
	CMBX NA BBB-.7 Index	BBB-/P	41,182	521,000	1/17/47	300 bp	(4,675)
	CMBX NA BBB-.7 Index	BBB-/P	1,021,651	13,822,000	1/17/47	300 bp	(194,915)
	Goldman Sachs International
	CMBX NA BB.6 Index	—	(188,435)	1,842,000	5/11/63	(500 bp)	158,833
	CMBX NA BB.7 Index	—	(24,666)	163,000	1/17/47	(500 bp)	717
	CMBX NA A.6 Index	A/P	40,406	794,000	5/11/63	200 bp	18,244
	CMBX NA BB.6 Index	—	(4,822)	33,000	5/11/63	(500 bp)	1,400
	CMBX NA BB.7 Index	—	(44,565)	272,000	1/17/47	(500 bp)	(2,207)
	CMBX NA BB.7 Index	—	(44,127)	261,000	1/17/47	(500 bp)	(3,482)
	CMBX NA BB.7 Index	—	(19,899)	98,000	1/17/47	(500 bp)	(4,638)
	CMBX NA BBB-.6 Index	BBB-/P	2,532	32,000	5/11/63	300 bp	(1,078)
	CMBX NA BBB-.6 Index	BBB-/P	5,316	63,000	5/11/63	300 bp	(1,791)
	CMBX NA BBB-.6 Index	BBB-/P	4,360	64,000	5/11/63	300 bp	(2,860)
	CMBX NA BBB-.6 Index	BBB-/P	6,412	74,000	5/11/63	300 bp	(1,937)
	CMBX NA BBB-.6 Index	BBB-/P	7,848	93,000	5/11/63	300 bp	(2,644)
	CMBX NA BBB-.6 Index	BBB-/P	14,746	134,000	5/11/63	300 bp	(371)
	CMBX NA BBB-.6 Index	BBB-/P	17,443	202,000	5/11/63	300 bp	(5,346)
	CMBX NA BBB-.6 Index	BBB-/P	33,598	242,000	5/11/63	300 bp	6,297
	CMBX NA BBB-.6 Index	BBB-/P	12,675	243,000	5/11/63	300 bp	(14,739)
	CMBX NA BBB-.6 Index	BBB-/P	42,341	380,000	5/11/63	300 bp	(529)
	CMBX NA BBB-.6 Index	BBB-/P	31,659	382,000	5/11/63	300 bp	(11,437)
	CMBX NA BBB-.6 Index	BBB-/P	73,620	680,000	5/11/63	300 bp	(3,095)
	CMBX NA BBB-.6 Index	BBB-/P	54,650	727,000	5/11/63	300 bp	(27,368)
	CMBX NA BBB-.6 Index	BBB-/P	85,029	762,000	5/11/63	300 bp	(1,064)
	CMBX NA BBB-.6 Index	BBB-/P	85,029	762,000	5/11/63	300 bp	(1,064)
	CMBX NA BBB-.6 Index	BBB-/P	149,817	1,359,000	5/11/63	300 bp	(3,501)
	CMBX NA BBB-.7 Index	BBB-/P	202,759	2,909,000	1/17/47	300 bp	(53,281)
	CMBX NA BBB-.7 Index	BBB-/P	502,473	6,798,000	1/17/47	300 bp	(95,864)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	20,595	718,000	5/11/63	200 bp	475
	CMBX NA BB.6 Index	—	(30,448)	210,000	5/11/63	(500 bp)	9,143
	CMBX NA BB.6 Index	—	(22,469)	169,000	5/11/63	(500 bp)	9,392
	CMBX NA BB.6 Index	—	(15,102)	105,000	5/11/63	(500 bp)	4,694
	CMBX NA BB.7 Index	—	(71,862)	460,000	1/17/47	(500 bp)	(227)
	CMBX NA BB.7 Index	—	(51,772)	324,000	1/17/47	(500 bp)	(1,316)
	CMBX NA BB.7 Index	—	(50,145)	305,000	1/17/47	(500 bp)	(2,648)
	CMBX NA BB.7 Index	—	(41,089)	253,000	1/17/47	(500 bp)	(1,690)
	CMBX NA BB.7 Index	—	(17,804)	104,000	1/17/47	(500 bp)	(1,608)
	CMBX NA BB.7 Index	—	(12,303)	81,000	1/17/47	(500 bp)	311
	CMBX NA BBB-.6 Index	BBB-/P	2,210	32,000	5/11/63	300 bp	(1,401)
	CMBX NA BBB-.6 Index	BBB-/P	6,629	46,000	5/11/63	300 bp	1,440
	CMBX NA BBB-.6 Index	BBB-/P	6,823	80,000	5/11/63	300 bp	(2,202)
	CMBX NA BBB-.6 Index	BBB-/P	7,858	96,000	5/11/63	300 bp	(2,972)
	CMBX NA BBB-.6 Index	BBB-/P	16,575	142,000	5/11/63	300 bp	555
	CMBX NA BBB-.6 Index	BBB-/P	16,452	142,000	5/11/63	300 bp	432
	CMBX NA BBB-.6 Index	BBB-/P	18,573	150,000	5/11/63	300 bp	1,651
	CMBX NA BBB-.6 Index	BBB-/P	22,530	180,000	5/11/63	300 bp	2,223
	CMBX NA BBB-.6 Index	BBB-/P	9,498	215,000	5/11/63	300 bp	(14,757)
	CMBX NA BBB-.6 Index	BBB-/P	28,856	294,000	5/11/63	300 bp	(4,312)
	CMBX NA BBB-.6 Index	BBB-/P	19,307	313,000	5/11/63	300 bp	(16,005)
	CMBX NA BBB-.6 Index	BBB-/P	47,742	327,000	5/11/63	300 bp	10,851
	CMBX NA BBB-.6 Index	BBB-/P	40,576	332,000	5/11/63	300 bp	3,121
	CMBX NA BBB-.6 Index	BBB-/P	32,520	382,000	5/11/63	300 bp	(10,576)
	CMBX NA BBB-.6 Index	BBB-/P	45,235	397,000	5/11/63	300 bp	447
	CMBX NA BBB-.6 Index	BBB-/P	55,844	451,000	5/11/63	300 bp	4,964
	CMBX NA BBB-.6 Index	BBB-/P	76,250	610,000	5/11/63	300 bp	7,432
	CMBX NA BBB-.6 Index	BBB-/P	40,138	627,000	5/11/63	300 bp	(30,598)
	CMBX NA BBB-.6 Index	BBB-/P	33,408	627,000	5/11/63	300 bp	(37,328)
	CMBX NA BBB-.6 Index	BBB-/P	31,933	627,000	5/11/63	300 bp	(38,803)
	CMBX NA BBB-.6 Index	BBB-/P	75,357	664,000	5/11/63	300 bp	447
	CMBX NA BBB-.6 Index	BBB-/P	76,182	670,000	5/11/63	300 bp	595
	CMBX NA BBB-.6 Index	BBB-/P	74,688	680,000	5/11/63	300 bp	(2,027)
	CMBX NA BBB-.6 Index	BBB-/P	84,574	692,000	5/11/63	300 bp	6,505
	CMBX NA BBB-.6 Index	BBB-/P	84,574	692,000	5/11/63	300 bp	6,505
	CMBX NA BBB-.6 Index	BBB-/P	108,628	992,000	5/11/63	300 bp	(3,286)
	CMBX NA BBB-.6 Index	BBB-/P	112,257	1,020,000	5/11/63	300 bp	(2,816)
	CMBX NA BBB-.6 Index	BBB-/P	154,694	1,309,000	5/11/63	300 bp	7,017
	CMBX NA BBB-.6 Index	BBB-/P	187,523	1,699,000	5/11/63	300 bp	(4,152)
	CMBX NA BBB-.7 Index	—	(16,836)	313,000	1/17/47	(300 bp)	10,705

	Total		$3,873,576	$79,241

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 28 Index	B+/P	$(7,136,862)	$99,269,000	6/20/22	500 bp	$894,318

	Total		$(7,136,862)	$894,318

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $924,016,172.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,142,055,473, resulting in gross unrealized appreciation and depreciation of $39,004,014 and $13,533,398, respectively, or net unrealized appreciation of $25,470,616.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 10/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/17
Putnam Cash Collateral Pool, LLC * #	$34,464,800	$373,931,047	$391,550,347	$220,943	$16,845,500
Putnam Short Term Investment Fund **	211,717,663	7,413,969	35,000,000	1,166,157	184,131,632
Totals	$246,182,463	$381,345,016	$426,550,347	$1,387,100	$200,977,132

* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $16,845,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,467,804. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $106,142,569 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $117,060 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,263,220 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $11,535,988 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$12,290,634	$—	$—
Capital goods	3,050,841	—	—
Communication services	20,075,259	—	—
Consumer cyclicals	11,553,720	—	—
Consumer staples	4,952,786	—	—
Energy	1,882,625	—	—
Financials	34,901,679	—	—
Health care	2,063,582	—	—
Technology	26,984,049	—	—
Transportation	1,920,793	—	—
Utilities and power	4,725,907	12,439	—
Total common stocks	124,401,875	12,439	—
Asset-backed securities	—	497,667	—
Commodity-linked notes	—	52,089,641	—
Corporate bonds and notes	—	45,245,747	—
Foreign government and agency bonds and notes	—	12,007,964
Investment companies	76,168,716	—	—
Mortgage-backed securities	—	89,147,993	—
Purchased options outstanding	—	1,352,349	—
Purchased swap options outstanding	—	151,543	—
Senior loans	—	49,272,196	—
U.S. government and agency mortgage obligations	—	219,393,668	—
U.S. treasury obligations	—	408,672	—
Warrants	—	4,067,315	—
Short-term investments	188,121,632	305,186,672	—

Totals by level	$388,692,223	$778,833,866	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$399,680	$—
Futures contracts	(72,505)	—	—
Written options outstanding	—	(71,948)	—
Written swap options outstanding	—	(328,523)	—
Forward premium swap option contracts	—	13,457	—
TBA sale commitments	—	(124,315,018)	—
Interest rate swap contracts	—	(1,088,224)	—
Total return swap contracts	—	(3,345,735)	—
Credit default contracts	—	4,236,845	—

Totals by level	$(72,505)	$(124,499,466)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$9,621,323	$5,384,478
Foreign exchange contracts	4,198,455	3,639,546
Equity contracts	18,423,738	16,549,636
Interest rate contracts	2,119,156	3,474,758

Total	$34,362,672	$29,048,418

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$2,600,000
Purchased currency option contracts (contract amount)		$21,000,000
Purchased swap option contracts (contract amount)		$46,900,000
Written equity option contracts (contract amount)		$130,000
Written currency option contracts (contract amount)		$21,000,000
Written swap option contracts (contract amount)		$52,100,000
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$368,300,000
Centrally cleared interest rate swap contracts (notional)		$714,000,000
OTC total return swap contracts (notional)		$1,649,100,000
OTC credit default contracts (notional)		$60,500,000
Centrally cleared credit default contracts (notional)		$63,600,000
Warrants (number of warrants)		2,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BNP Paribas	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	RBC Capital Markets, LLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$948,426	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$948,426
	OTC Total return swap contracts*#	4,638,162	41,883	—	—	2,113,264	—	162,016	3,501,406	1,259,032	—	528,376	6,285	—	—	—	—	—	—	12,250,424
	OTC Credit default contracts*#	—	—	—	—	—	—	756,420	—	477,137	—	—	356,586	—	—	—	—	—	—	1,590,143
	Centrally cleared credit default contracts§	—	—	60,026	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	60,026
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	222,856	—	—	—	—	—	222,856
	Forward currency contracts#	614,631	432,662	—	—	367,557	—	221,336	—	194,708	283,366	269,243	—	—	—	490,619	639,917	349,673	112,791	3,976,503
	Forward premium swap option contracts#	16,968	789	—	—	3,481	—	—	—	1,356	—	13,575	—	—	—	—	—	—	—	36,169
	Purchased swap options#	3	592	—	—	82,692	—	15,932	—	46,771	—	5,553	—	—	—	—	—	—	—	151,543
	Purchased options#	165,814	—	—	—	796,374	—	—	—	56,138	—	334,023	—	—	—	—	—	—	—	1,352,349
	Repurchase agreements	—	—	—	43,753,000	—	75,668,000	—	—	—	—	—	—	—	77,958,000	—	—	—	—	197,379,000

	Total Assets	$5,435,578	$475,926	$1,008,452	$43,753,000	$3,363,368	$75,668,000	$1,155,704	$3,501,406	$2,035,142	$283,366	$1,150,770	$362,871	$222,856	$77,958,000	$490,619	$639,917	$349,673	$112,791	$217,967,439

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	869,293	—	—	—	—	—		—	—	—	—	—	—	—	—	—	869,293
	OTC Total return swap contracts*#	8,656,371	65,536	—	—	5,044,342	—	24,629	13,719	1,255,616	—	3,498	—	—	—	—	—	532,448	—	15,596,159
	OTC Credit default contracts*#	47,834	127,316	—	—	—	—	1,978,583	—	1,576,141	—	—	1,654,604	—	—	—	—	—	—	5,384,478
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	247,513	—	—	—	—	—	247,513
	Forward currency contracts#	479,667	—	—	—	227,455	—	344,099	—	584,547	78,825	635,308	—	—	—	301,678	550,518	369,208	5,518	3,576,823
	Forward premium swap option contracts#	9,305	4,266	—	—	1,418	—	—	—	248	—	7,475	—	—	—	—	—	—	—	22,712
	Written swap options#	5	592	—	—	59,473	—	12,063	—	44,777	—	211,613	—	—	—	—	—	—	—	328,523
	Written options#	51,911	—	—	—	—	—	—	9,225	10,812	—	—	—	—	—	—	—	—	—	71,948
	Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	Total Liabilities	$9,245,093	$197,710	$869,293	$—	$5,332,688	$—	$2,359,374	$22,944	$3,472,141	$78,825	$857,894	$1,654,604	$247,513	$—	$301,678	$550,518	$901,656	$5,518	$26,097,449

	Total Financial and Derivative Net Assets	$(3,809,515)	$278,216	$139,159	$43,753,000	$(1,969,320)	$75,668,000	$(1,203,670)	$3,478,462	$(1,436,999)	$204,541	$292,876	$(1,291,733)	$(24,657)	$77,958,000	$188,941	$89,399	$(551,983)	$107,273	$191,869,990
	Total collateral received (pledged)##†	$(3,809,515)	$273,522	$—	$43,753,000	$(1,969,320)	$75,668,000	$(1,203,670)	$3,410,000	$(1,436,999)	$135,150	$292,876	$(1,287,443)	$—	$77,958,000	$117,060	$—	$(282,859)	$—
	Net amount	$—	$4,694	$139,159	$—	$—	$—	$—	$68,462	$—	$69,391	$—	$(4,290)	$(24,657)	$—	$71,881	$89,399	$(269,124)	$107,273

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017